Note 9 - Employment Contracts and Stock Compensation to Related Parties (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended					13 Months Ended	4 Months Ended		0 Months Ended	12 Months Ended				6 Months Ended	0 Months Ended	1 Months Ended									6 Months Ended		13 Months Ended	60 Months Ended		1 Months Ended	3 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 08, 2013	Sep. 30, 2011	Dec. 31, 2012 Proceeds Required For Cash Compensation of Mr. Silverman [Member]	Mar. 31, 2012 Stock Exchange for Cash Before Period End Prior to Becoming Effective Stock [Member]	Sep. 30, 2011 Condition For Restricted Stock To Be Granted To Mr. Silverman [Member]	Jan. 08, 2013 Bonus Converted Into Restricted Stock [Member]	Dec. 31, 2011 Scott Silverman [Member]	Dec. 31, 2012 Mr. Caragol [Member]	Dec. 31, 2011 Mr. Caragol [Member]	Dec. 31, 2012 Sliverman Security Agreement [Member]	Jun. 30, 2013 Tax Equalization Plan [Member]	Jan. 02, 2012 Chief Executive Officer [Member]	Mar. 23, 2012 Chief Executive Officer [Member]	Mar. 31, 2012 Chief Executive Officer [Member]	Jan. 31, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Jan. 31, 2015 Board of Directors Chairman [Member]	Jan. 31, 2014 Board of Directors Chairman [Member]	Jan. 31, 2013 Board of Directors Chairman [Member]	Jan. 31, 2012 Board of Directors Chairman [Member]	Nov. 30, 2010 Board of Directors Chairman [Member]	Jun. 30, 2013 Board of Directors Chairman [Member]	Jun. 30, 2012 Board of Directors Chairman [Member]	Nov. 30, 2011 Board of Directors Chairman [Member]	Dec. 31, 2016 Board of Directors Chairman [Member]	Sep. 30, 2012 Board of Directors Chairman [Member]	Sep. 30, 2012 Chief Financial Officer [Member]	Sep. 30, 2012 Chief Financial Officer [Member]
Note 9 - Employment Contracts and Stock Compensation to Related Parties (Details) [Line Items]
Officers' Compensation										$ 100,000	$ 461,538			$ 375,000		$ 225,000																		$ 404,423	$ 289,000
Minimum Percentage of Executive Base Salary Entitled for Bonuses						1.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)					12,580,150	2,204,286							738,916	1,000,000		750,000				540,000	13,500,000	18,100,000		100,000	100,000	100,000	100,000	2,500,000			100,000	12,500,000
Restricted Stock Vesting Percentage		50.00%			50.00%	50.00%
undefined						4,879,000																	3,400,000
Common Stock, Shares Authorized (in Shares)		470,000,000	470,000,000		470,000,000	470,000,000			175,000,000			7,000,000
Share-based Compensation			449,000	828,000	1,721,000	3,434,000											361,600
Contractual Obligation		461,538			462,000	461,538
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																			98,724			2,468,118												5,000,000
Proceeds from (Payments for) Other Financing Activities										1,000,000
Shares Received From Contingent Consideration (in Shares)										534,789
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration		1,500,000
Accrued Bonuses, Current		375,000				375,000		75,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																																4 years
Restricted Stock, Number of Shares Delayed from Issuance (in Shares)																																	5,000,000
Stock Granted, Value, Share-based Compensation, Gross															361,598														180,000	172,000
Stock Issued During Period, Value, Share-based Compensation, Gross																																		100,000
Payments for Postemployment Benefits																																		304,423
Bi-weekly Payment to Former Employee																																		3,700	3,700
Allocated Share-based Compensation Expense																																			67,341
Due to Related Parties							94,335
Common Stock, Shares Authorized		470,000,000	470,000,000		470,000,000	470,000,000			175,000,000			7,000,000
Stock Issued During Period, Shares, Share-based Compensation, Gross																			98,724			2,468,118												5,000,000
Bonus Amount Converted For Restricted Stock Shares (in Dollars)													300,000
Related Party Transaction, Amounts of Transaction (in Dollars)	$ 200,000																	$ 510,000